Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenue
Schedule of rollforward of deferred revenue

	For the Year Ended December 31,
	2022	2023
Deferred revenue—at beginning of the year	694,745	1,150,832
Additions	45,614,278	124,123,223
Recognition	(45,158,191)	(122,936,294)
Deferred revenue—at end of the year	1,150,832	2,337,761
Including: Deferred revenue, current	569,234	1,525,543
Deferred revenue, non‑current	581,598	812,218